Net Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income (Loss) Per Share

13. Net Income (Loss) Per Share

Basic and diluted earnings (loss) per share attributable to common stockholders are calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net loss (income)	$(18,115)	$10,555	$(33,545)	$(1,339)
Accretion of preferred stock	(3,798)	(3,670)	(7,737)	(7,341)
Loss attributable to participating warrants and preferred stock shareholders	-	(6,685)	-	-
Net (loss) income attributable to common stockholders, basic	(21,913)	200	(41,282)	(8,680)
Effect of convertible notes	-	(24,421)	-	(24,421)
Net loss attributable to common stockholders, diluted	$(21,913)	$(24,221)	$(41,282)	$(33,101)

Denominator:	$5,470	$(41,650)	$5,470	$(41,650)
Weighted-average common shares attributable to common stockholders, basic	3,500,848	870,263	2,410,827	870,263
Effect of convertible notes	-	16,547,513	-	-
Weighted average number of common shares - diluted	3,500,848	17,417,776	2,410,827	870,263
Weighted-average common shares attributable to common stockholders, diluted	$(6.26)	$0.23	$(17.12)	$(9.97)
Effect of convertible notes	-	(1.62)	-	-
Net loss per common share attributable to common stockholders, diluted	$(6.26)	$(1.39)	$(17.12)	$(9.97)

The Company excluded the following shares from the computation of diluted net loss per share attributable to common stockholders as of June 30, 2021 and 2020 because including them would have had an anti-dilutive effect:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Redeemable convertible preferred stock	35,537,077	-	35,537,077	36,756,498
Convertible notes (1)	21,806,713	-	21,806,713	16,547,513
Options to purchase common stock	3,814,659	2,229,562	3,814,659	2,229,562
Series D warrants	183,438	-	183,438	183,438

(1)	Convertible note shares are calculated using the Series D Preferred Stock issue price of $4.50 per share and includes interest accrued as of June 30, 2021 and 2020.

The convertible notes including interest for redeemable convertible preferred stock, which as of June 30, 2020 would be convertible into 16,547,513 shares common stock using the as-if converted method, are included in the calculation of diluted earnings per share for the three months ended June 30, 2020. These convertible notes were included in the anti-dilutive table above for the three months ended June 30, 2021, and the six months ended June 30, 2021 and 2020 because they would be anti-dilutive for this period.

As of the three months ended June 30, 2021, and the six months ended June 30, 2021 and 2020, the Company’s potentially dilutive securities, which include preferred stock and stock options, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same for these periods.

13. Net Loss per Share

The Company’s potentially dilutive securities, which include preferred stock and stock options, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following shares from the computation of diluted net loss per share attributable to common stockholders as of December 31, 2020 and 2019 because including them would have had an anti-dilutive effect:

	December 31,
	2020	2019
Redeemable convertible preferred stock	36,756,497	36,756,497
Options to purchase common stock	3,814,659	2,307,640
Convertible notes(1)	17,313,456	15,759,821
Series D warrants	183,438	183,438

(1)	Convertible note shares are calculated using the Series D Preferred Stock issue price of $4.50 per share and includes interest accrued as of December 31, 2020 and 2019.